Senior Secured Convertible Notes (4) and Warrants (Tables)	3 Months Ended
Mar. 31, 2023
Summary of notes payable at fair value

Fair value (In thousands)	Total
Balance as of December 31, 2022	$—
Issuance of Senior Secured Convertible Notes (4) at January 11, 2023	1,803
Change in fair value of Senior Secured Convertible Notes	(143)
Balance as of March 31, 2023	$1,660

Summary of estimated probability and estimated date of notes payable

	March 31, 2023		January 11, 2023
Scenario description	Estimated probability	Estimated date	Estimated probability	Estimated date
Uplist transaction	10.0%	September 30, 2023	60.0%	June 30, 2023
Held to maturity	60.0%	October 6, 2023	10.0%	October 6, 2023
Change of control	5.0%	September 30, 2023	5.0%	September 30, 2023
Default/ dissolution	25.0%	September 1, 2023	25.0%	September 1, 2023
Total	100.0%		100.0%

Schedule of senior secured convertible note

Senior Secured Convertible Notes (4):	March 31, 2023	January 11, 2023
Fair Value (In thousands)	$1,660	$1,803
Face value principle payment (In thousands)	$3,333	$3,333
Face value at Premium (In thousands)	$4,166	$4,166
Conversion Price	$0.25	$0.78
Maturity Date	October 6, 2023	October 6, 2023
Interest rate	6.00%	6.00%
Valuation technique	PWERM	PWERM

Schedule of warranty liability and fair value analysis

Warrant liability, current:	March 31, 2023	January 11, 2023
Fair Value (In thousands)	$734	$1,530
Number of warrants	$1,666,667	$1,666,667
Closing price (OTCB: GIGA)	$0.30	$0.80
Volatility	143.30%	133.60%
Risk-free discount rate	3.60%	3.72%
Term	5 years	5 years
Expiration date	January 11, 2028	January 11, 2028
Valuation technique	Monte Carlo simulation	Monte Carlo simulation

Placement Agent Warrant [Member]
Schedule of warranty liability and fair value analysis
January 11, 2023
Fair value (In thousands)	$858
Number of warrants	1,200,000
Closing price (OTCB: GIGA)	$0.80
Volatility	133.6%
Risk-free discount rate	3.72%
Contractual term in years	5 years
Expiration date	January 11, 2028
Valuation technique	Monte Carlo simulation